Credit Suisse Floating Rate High Income Fund | Credit Suisse Floating Rate High Income Fund
Credit Suisse Floating Rate High Income Fund
INVESTMENT OBJECTIVE
The fund seeks high current income and,
secondarily, capital appreciation.
FEES AND FUND EXPENSES
The accompanying tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees		Credit Suisse Floating Rate High Income Fund Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	[1]	4.00%
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)		none
Redemption or exchange fees (as a percentage of net asset value on date of redemption or exchange) (for shares redeemed or exchanged within 30 days from date of purchase)		2.00%
[1]	4% during the first year decreasing 1% annually to 0% after the fourth year.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Credit Suisse Floating Rate High Income Fund Class B
Management fee	0.57%
Distribution and service (12b-1) fee	1.00%
Other expenses	0.33%
Total annual fund operating expenses	1.90%

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

CLASS B (redemption at end of period)
Expense Example (USD $)	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
Credit Suisse Floating Rate High Income Fund Class B	593	797	1,026	2,027

CLASS B (no redemption)
Expense Example No Redemption (USD $)	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
Credit Suisse Floating Rate High Income Fund Class B	193	597	1,026	2,027

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 96% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in high yield, fixed income securities (commonly referred to as "junk bonds"). The high yield, fixed income securities in which the fund will invest for purposes of this 80% policy will consist entirely of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans typically are secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is adjusted periodically to a recognized base rate, typically the London Interbank Offered Rate (LIBOR). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers. The fund may invest up to 30% of its assets in securities of non-U.S. issuers. The fund seeks to moderate risk by investing in a diversified portfolio of issuers across a variety of industry sectors. Investments are selected for the fund based on an analysis of individual issuers and the general business conditions affecting them. The fund generally will not invest in instruments rated at the time of investment in the lowest rating categories (Ca or below by Moody's Investor Services ("Moody's") and CC or below by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P")) but may continue to hold securities which are subsequently downgraded.

PRINCIPAL RISKS OF INVESTING IN THE FUND

A WORD ABOUT RISK

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

Principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

BELOW INVESTMENT GRADE SECURITIES RISK

Below investment grade securities are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investment in such securities involves substantial risk. Issuers of below investment grade securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securities.

CONFLICT OF INTEREST RISK

Affiliates of Credit Suisse may participate in the primary and secondary market for loans. Because of limitations imposed by applicable law, the presence of Credit Suisse's affiliates in the loans market may restrict the fund's ability to acquire some loans or affect the timing or price of such acquisitions.

CREDIT RISK

The issuer of a security, the borrower of a loan or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness also may affect the value of the fund's investment in that issuer. Non-investment grade securities carry a higher risk of default and should be considered speculative.

FOREIGN SECURITIES RISK

Investing outside the U.S. carries additional risks that include:

■  Currency Risk Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. The fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies.

■  Information Risk Key information about an issuer, security or market may be inaccurate or unavailable.

■  Political Risk Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the United States. Other political risks include economic policy changes, social and political instability, military action and war.

INTEREST RATE RISK

Changes in interest rates may cause a decline in market value of an investment. With loans, bonds and other fixed income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values. Generally, the longer the maturity or duration of a debt instrument, the greater the impact of a change in interest on the instrument's value. The impact of interest rate changes on floating rate instruments is typically mitigated by the periodic interest rate adjustments of the instruments.

LIQUIDITY RISK

Due to restrictions on transfers in loan agreements and the nature of the private syndication of Senior Loans including, for example, the lack of publicly available information, some Senior Loans are not as easily purchased or sold as publicly traded securities. No active trading market may exist for certain Senior Loans and other fixed income instruments and some Senior Loans may be subject to restrictions on resale. Secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. This may impair the ability of the fund to sell or realize the full value of its Senior Loans or other fixed income instruments in the event of a need to liquidate such assets.

MARKET RISK

The market value of an instrument may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause an instrument to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments – including stocks and fixed income instruments, and the mutual funds that invest in them.

Bonds and other fixed income securities generally involve less market risk than stocks and commodities. The risk of bonds can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

PREPAYMENT RISK

In a declining interest rate environment, prepayment of loans and other fixed income instruments with high stated interest rates may increase. In such circumstances, the fund may have to reinvest the prepayment proceeds at lower yields.

SENIOR LOANS RISKS

Senior Loans are subject to the risk that a court could subordinate a Senior Loan, which typically holds the most senior position in the issuer's capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans. Senior Loans are also subject to heightened prepayment risk, as they usually have mandatory and optional prepayment provisions. Senior Loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate.

VALUATION RISK

The lack of an active trading market may make it difficult to obtain an accurate price for an instrument held by the fund.

PERFORMANCE

The accompanying bar chart and table provide an indication of the risks of investing in the fund. The bar chart shows you how performance of the fund's Class B shares has varied from year to year for up to 10 years. Sales loads are not reflected in the returns; if they were, returns would be lower than those shown. The table compares the fund's performance (before and after taxes) over time to that of a broad-based securities market index. Performance information for periods prior to June 3, 2011 does not reflect the current investment strategies. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.

The fund makes updated performance available at the fund's website (www.credit-suisse.com/us/funds) or by calling Credit Suisse Funds at 877-870-2874.

Year-By-Year Total Returns

Best quarter: 21.14% (Q2 09) Worst quarter: -19.61% (Q4 08) Inception date (Class B): 3/8/99
AVERAGE ANNUAL TOTAL RETURNS PERIOD ENDED 12/31/12
Average Annual Returns Credit Suisse Floating Rate High Income Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class B	7.91%	6.71%	7.58%	Mar. 08, 1999
After Taxes on Distributions Class B	6.49%	4.12%	4.75%
After Taxes on Distributions and Sale of Fund Shares Class B	5.12%	4.12%	4.83%
CREDIT SUISSE LEVERAGED LOAN INDEX TOTAL RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	9.43%	4.81%	5.53%

  ■  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").